SIGNIFICANT TRANSACTIONS	12 Months Ended
Dec. 31, 2024
SIGNIFICANT TRANSACTIONS [Abstract]
SIGNIFICANT TRANSACTIONS
2	SIGNIFICANT TRANSACTIONS

Main acquisitions, incorporations and mergers -

Acquisition of the remaining 50.0 percent stake in Pacífico EPS and the joint venture with and Empresas Banmédica:

On November 01, 2024 Credicorp has entered into an agreement to acquire the 50.0 percent interest from Empresas Banmedica (“Banmedicá” hereafter) in the partnership and participation agreement entered into in December 2014 between Pacifico Compañía de Seguros y Reaseguros S.A. (“Pacifico Seguros”) and Banmédica.

The closing is subject to regulatory approvals and other customary closing conditions.

Pursuant to this acquisition, upon obtaining all required approvals and closing conditions, Banmédica will transfer its 50.0 percent interest in the private health insurance business in Peru (Joint Venture Agreement) to Pacifico Seguros. In addition, Banmédica will transfer its 50.0 percent interest in Pacifico S.A. Entidad Prestadora de Salud (“Pacifico EPS”), which manages the corporate employee health insurance and medical services businesses in Peru, to Credicorp’s subsidiary, Grupo Crédito S.A.